Notes to Non-current assets - Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes to Non-current assets
Beginning balance	€ 236,782	€ 197,941
Borrowing costs capitalized	€ 2,314	€ 2,375	€ 2,291
Weighted average borrowing costs (as a percent)	5.76%	5.76%	5.78%
Ending balance	€ 204,946	€ 236,782	€ 197,941
Buildings
Notes to Non-current assets
Beginning balance	14,623	17,757
Ending balance	13,349	14,623	17,757
Technical equipment and machines
Notes to Non-current assets
Beginning balance	40,669	37,416
Ending balance	39,178	40,669	37,416
Other equipment, furniture and fixtures
Notes to Non-current assets
Beginning balance	4,698	5,137
Ending balance	3,209	4,698	5,137
Assets under construction
Notes to Non-current assets
Beginning balance	176,790	137,631
Ending balance	149,209	176,790	137,631
Company-owned GMP IV facility
Notes to Non-current assets
Impairment	32,126
Ending balance	144,581
Acquisition costs
Notes to Non-current assets
Beginning balance	274,205	227,509
Reclassifications		1
Disposals	(1,465)	(8,165)
Currency translation	16	(13)
Additions	10,722	54,873
Ending balance	283,478	274,205	227,509
Acquisition costs | Buildings
Notes to Non-current assets
Beginning balance	27,537	26,467
Reclassifications	67	533
Disposals		(14)
Additions	591	551
Ending balance	28,195	27,537	26,467
Acquisition costs | Technical equipment and machines
Notes to Non-current assets
Beginning balance	54,941	50,033
Reclassifications	1,458	828
Disposals	(451)	(5,090)
Additions	3,664	9,171
Ending balance	59,612	54,941	50,033
Acquisition costs | Other equipment, furniture and fixtures
Notes to Non-current assets
Beginning balance	12,736	12,552
Reclassifications	119	(2)
Disposals	(1,010)	(1,825)
Currency translation	16	(13)
Additions	165	2,024
Ending balance	12,026	12,736	12,552
Acquisition costs | Assets under construction
Notes to Non-current assets
Beginning balance	178,990	138,457
Reclassifications	(1,643)	(1,358)
Disposals	(4)	(1,235)
Additions	6,302	43,126
Ending balance	183,645	178,990	138,457
Cumulative Amortization And Impairment
Notes to Non-current assets
Beginning balance	37,424	29,568
Depreciation	10,047	12,432
Impairment	32,236	1,374
Disposals	(1,189)	(5,941)
Currency translation	15	(9)
Ending balance	78,532	37,424	29,568
Cumulative Amortization And Impairment | Buildings
Notes to Non-current assets
Beginning balance	12,914	8,710
Depreciation	1,932	4,216
Disposals		(12)
Ending balance	14,846	12,914	8,710
Cumulative Amortization And Impairment | Technical equipment and machines
Notes to Non-current assets
Beginning balance	14,272	12,617
Depreciation	6,398	5,925
Disposals	(236)	(4,270)
Ending balance	20,434	14,272	12,617
Cumulative Amortization And Impairment | Other equipment, furniture and fixtures
Notes to Non-current assets
Beginning balance	8,038	7,415
Depreciation	1,718	2,291
Disposals	(954)	(1,659)
Currency translation	15	(9)
Ending balance	8,817	8,038	7,415
Cumulative Amortization And Impairment | Assets under construction
Notes to Non-current assets
Beginning balance	2,200	826
Impairment	32,236	1,374
Ending balance	€ 34,436	€ 2,200	€ 826